Distribution Date:	01/12/26	COMM 2015-PC1 Mortgage Trust
Determination Date:	01/06/26
Next Distribution Date:	02/12/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-PC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye			cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing			trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305)	229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16		David Rodgers	(212)	230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)			cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20					trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21-23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302)	636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

					Certificate Distribution Detail

												Current	Original
			Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP		Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593	GAA0	1.667000%	57,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593	GAB8	3.148000%	121,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593	GAC6	3.608000%	99,640,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593	GAD4	3.725000%	20,110,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593	GAE2	3.620000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593	GAF9	3.902000%	500,197,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593	GAH5	4.290000%	76,804,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.75%
B	12593	GAJ1	4.414496%	107,892,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.38%
C	12593	GAK8	4.414496%	73,146,000.00	46,548,149.39	179,708.82	171,238.85	0.00	0.00	350,947.67	46,368,440.57	79.04%	12.38%
D	12593	GAL6	4.414496%	72,503,000.00	72,503,000.00	0.00	266,720.18	0.00	0.00	266,720.18	72,503,000.00	46.26%	7.42%
E	12593	GAX0	3.400000%	31,732,000.00	31,732,000.00	0.00	56,536.28	0.00	0.00	56,536.28	31,732,000.00	31.92%	5.25%
F	12593	GAZ5	3.400000%	31,087,000.00	31,087,000.00	0.00	0.00	0.00	0.00	0.00	31,087,000.00	17.86%	3.13%
G*	12593	GBB7	3.400000%	45,717,586.00	39,517,772.79	0.00	0.00	0.00	0.00	0.00	39,517,772.79	0.00%	0.00%
V	12593	GBD3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593	GBF8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593	GBH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal				1,462,938,586.00	221,387,922.18	179,708.82	494,495.31	0.00	0.00	674,204.13	221,208,213.36

X-A	12593	GAG7	4.414496%	1,100,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12593	GAM4	0.000000%	181,038,000.00	46,548,149.39	0.00	0.00	0.00	0.00	0.00	46,368,440.57
X-C	12593	GAP7	0.000000%	72,503,000.00	72,503,000.00	0.00	0.00	0.00	0.00	0.00	72,503,000.00
X-D	12593	GAR3	1.014496%	31,732,000.00	31,732,000.00	0.00	26,826.66	0.00	0.00	26,826.66	31,732,000.00
X-E	12593	GAT9	1.014496%	31,087,000.00	31,087,000.00	0.00	26,281.37	0.00	0.00	26,281.37	31,087,000.00

										Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

Certificate Distribution Detail

											Current	Original
			Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP		Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593	GAV4	1.014496%	45,717,586.00	39,517,772.79	0.00	33,408.86	0.00	0.00	33,408.86	39,517,772.79
Notional SubTotal				1,462,938,586.00	221,387,922.18	0.00	86,516.89	0.00	0.00	86,516.89	221,208,213.36

Deal Distribution Total						179,708.82	581,012.20	0.00	0.00	760,721.02

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 3 of 28

					Certificate Factor Detail
							Cumulative
						Interest Shortfalls	Interest
Class	CUSIP		Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593	GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593	GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593	GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593	GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593	GAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593	GAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593	GAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593	GAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12593	GAK8	636.37313578	2.45685096	2.34105556	0.00000000	0.00000000	0.00000000	0.00000000	4.79790652	633.91628483
D	12593	GAL6	1,000.00000000	0.00000000	3.67874681	0.00000000	0.00000000	0.00000000	0.00000000	3.67874681	1,000.00000000
E	12593	GAX0	1,000.00000000	0.00000000	1.78168032	1.05165291	5.11209126	0.00000000	0.00000000	1.78168032	1,000.00000000
F	12593	GAZ5	1,000.00000000	0.00000000	0.00000000	2.83333323	25.49999903	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593	GBB7	864.38887631	0.00000000	0.00000000	2.44910175	145.30557781	0.00000000	0.00000000	0.00000000	864.38887631
V	12593	GBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593	GBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593	GBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593	GAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593	GAM4	257.11811548	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	256.12545747
X-C	12593	GAP7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593	GAR3	1,000.00000000	0.00000000	0.84541346	0.00000000	0.00000000	0.00000000	0.00000000	0.84541346	1,000.00000000
X-E	12593	GAT9	1,000.00000000	0.00000000	0.84541352	0.00000000	0.00000000	0.00000000	0.00000000	0.84541352	1,000.00000000
X-F	12593	GAV4	864.38887631	0.00000000	0.73076606	0.00000000	0.00000000	0.00000000	0.00000000	0.73076606	864.38887631

© 2021 Computershare. All rights reserved. Confidential.											Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/25 - 12/30/25	30	0.00	26,826.66	0.00	26,826.66	0.00	0.00	0.00	26,826.66	0.00
X-E	12/01/25 - 12/30/25	30	0.00	26,281.37	0.00	26,281.37	0.00	0.00	0.00	26,281.37	0.00
X-F	12/01/25 - 12/30/25	30	0.00	33,408.86	0.00	33,408.86	0.00	0.00	0.00	33,408.86	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	12/01/25 - 12/30/25	30	0.00	171,238.85	0.00	171,238.85	0.00	0.00	0.00	171,238.85	0.00
D	12/01/25 - 12/30/25	30	0.00	266,720.18	0.00	266,720.18	0.00	0.00	0.00	266,720.18	0.00
E	12/01/25 - 12/30/25	30	128,845.83	89,907.33	0.00	89,907.33	33,371.05	0.00	0.00	56,536.28	162,216.88
F	12/01/25 - 12/30/25	30	704,638.64	88,079.83	0.00	88,079.83	88,079.83	0.00	0.00	0.00	792,718.47
G	12/01/25 - 12/30/25	30	6,531,053.23	111,967.02	0.00	111,967.02	111,967.02	0.00	0.00	0.00	6,643,020.25
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,364,537.70	814,430.10	0.00	814,430.10	233,417.90	0.00	0.00	581,012.20	7,597,955.60

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	760,721.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	807,395.48	Master Servicing Fee	817.52
Interest Reductions due to Nonrecoverability Determination	(121,386.35)	Certificate Administrator Fee	380.98
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	95.32
ARD Interest	0.00	Operating Advisor Fee	246.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	686,009.13	Total Fees	1,750.59

Principal		Expenses/Reimbursements
Scheduled Principal	179,708.82	Reimbursement for Interest on Advances	22,431.59
Unscheduled Principal Collections		ASER Amount	33,648.16
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,264.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	179,708.82	Total Expenses/Reimbursements	83,344.39

		Interest Reserve Deposit	19,901.94

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	581,012.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	179,708.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	760,721.02
Total Funds Collected	865,717.95	Total Funds Distributed	865,717.94

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	221,387,922.18	221,387,922.18	Beginning Certificate Balance	221,387,922.18
(-) Scheduled Principal Collections	179,708.82	179,708.82	(-) Principal Distributions	179,708.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	221,208,213.36	221,208,213.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	224,716,946.22	224,716,946.22	Ending Certificate Balance	221,208,213.36
Ending Actual Collateral Balance	224,716,946.22	224,716,946.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,162,810.50	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,162,810.50	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	13,349,876.54	6.03%	(9)	4.2696	0.977101	1.39 or less	11	185,919,471.42	84.05%	(10)	4.2889	0.367747
7,500,000 to 14,999,999	5	57,193,835.90	25.86%	(9)	4.5341	0.902504	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	66,864,690.59	30.23%	(8)	4.3817	0.299666	1.45 to 1.54	1	21,900,000.00	9.90%	(8)	4.0450	1.487300
25,000,000 to 49,999,999	3	83,799,810.33	37.88%	(11)	3.9395	0.512940	1.55 to 1.99	1	13,388,741.94	6.05%	(8)	3.9925	1.997200
50,000,000 to 99,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	13	221,208,213.36	100.00%	(9)	4.2468	0.577208	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	13	221,208,213.36	100.00%	(9)	4.2468	0.577208
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	13,388,741.94	6.05%	(8)	3.9925	1.997200
							Lodging	4	35,033,415.46	15.84%	(9)	4.2483	0.179136
California	1	9,500,231.32	4.29%	(12)	4.5570	(1.018300)
							Office	9	166,887,790.16	75.44%	(10)	4.1657	0.595867
Connecticut	1	27,068,927.81	12.24%	(9)	3.0000	0.381700
							Retail	3	19,287,007.74	8.72%	(9)	4.9463	1.138822
Illinois	2	6,994,724.71	3.16%	(10)	4.3600	0.838000
							Totals	16	221,208,213.36	100.00%	(9)	4.2468	0.577208
New Jersey	1	12,292,283.03	5.56%	(9)	5.2800	1.310000
New York	1	30,338,130.97	13.71%	(14)	4.6948	1.071400
Ohio	3	8,640,663.91	3.91%	(10)	4.9000	0.709200
Oregon	1	26,392,751.55	11.93%	(9)	4.0350	0.005600
Texas	2	28,255,151.83	12.77%	(8)	4.0731	1.406981
Washington	1	23,765,547.15	10.74%	(7)	4.8095	(0.317100)
Wisconsin	2	34,571,059.14	15.63%	(9)	4.2067	0.211799
Totals	16	221,208,213.36	100.00%	(9)	4.2468	0.577208

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	8	136,671,356.98	61.78%	(9)	3.8938	0.659671	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	39,838,362.29	18.01%	(14)	4.6619	0.573070	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	44,698,494.09	20.21%	(8)	4.9564	0.328754	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	221,208,213.36	100.00%	(9)	4.2468	0.577208	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	13	221,208,213.36	100.00%	(9)	4.2468	0.577208
								Totals	13	221,208,213.36	100.00%	(9)	4.2468	0.577208
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	221,208,213.36	100.00%	(9)	4.2468	0.577208	Interest Only	1	21,900,000.00	9.90%	(8)	4.0450	1.487300
	61 to 95 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	96 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	12	199,308,213.36	90.10%	(10)	4.2690	0.477207
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	13	221,208,213.36	100.00%	(9)	4.2468	0.577208
	Totals	13	221,208,213.36	100.00%	(9)	4.2468	0.577208
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	12,292,283.03	5.56%	(9)	5.2800	1.310000			No outstanding loans in this group
	12 months or less	8	158,692,656.33	71.74%	(10)	4.1473	0.490568
	12 to 24 months	3	41,582,610.09	18.80%	(9)	4.1856	0.663807
	24 months or greater	1	8,640,663.91	3.91%	(10)	4.9000	0.709200
	Totals	13	221,208,213.36	100.00%	(9)	4.2468	0.577208
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	303750007	OF	Rye Brook	NY	Actual/360	4.695%	122,649.31	0.00	0.00	N/A	11/05/24	--	30,338,130.97	30,338,130.97	01/05/26
8	302691115	LO	Portland	OR	Actual/360	4.035%	91,703.81	0.00	0.00	N/A	04/06/25	--	26,392,751.55	26,392,751.55	12/06/25
11	304171011	OF	Hartford	CT	Actual/360	3.000%	67,672.32	0.00	0.00	N/A	04/05/25	--	27,068,927.81	27,068,927.81	01/05/26
12	304171012	OF	Everett	WA	Actual/360	4.809%	98,625.96	48,441.17	0.00	N/A	06/06/25	--	23,813,988.32	23,765,547.15	10/06/25
15	304171015	OF	Milwaukee	WI	Actual/360	4.250%	77,757.50	47,687.17	0.00	N/A	04/06/25	--	21,246,830.61	21,199,143.44	06/06/25
23	304171023	OF	Plano	TX	Actual/360	4.045%	76,281.96	0.00	0.00	05/06/25	07/06/26	--	21,900,000.00	21,900,000.00	01/06/26
28	304171028	OF	Tempe	AZ	Actual/360	3.993%	46,154.02	35,982.45	0.00	N/A	05/06/25	--	13,424,724.39	13,388,741.94	02/06/25
35	304171035	OF	Milwaukee	WI	Actual/360	4.138%	0.00	0.00	0.00	N/A	04/06/25	--	13,371,915.70	13,371,915.70	01/06/24
38	406100289	RT	South Brunswick	NJ	Actual/360	5.280%	55,987.67	21,719.71	0.00	N/A	04/06/25	--	12,314,002.74	12,292,283.03	09/06/24
46	406100270	OF	Burbank	CA	Actual/360	4.557%	0.00	0.00	0.00	N/A	01/06/25	--	9,500,231.32	9,500,231.32	01/06/26
47	406100283	LO	Various	OH	Actual/360	4.900%	0.00	0.00	0.00	N/A	03/06/25	--	8,640,663.91	8,640,663.91	11/06/20
57	304171057	RT	Chicago	IL	Actual/360	4.360%	26,308.49	12,566.78	0.00	N/A	03/05/25	--	7,007,291.49	6,994,724.71	02/05/25
60	302691117	OF	Irving	TX	Actual/360	4.170%	22,868.09	13,311.54	0.00	N/A	06/06/25	--	6,368,463.37	6,355,151.83	10/06/25
Totals							686,009.13	179,708.82	0.00				221,387,922.18	221,208,213.36
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

							Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal								Cumulative	Current
	Most Recent	Most Recent		NOI Start		NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI		Date		Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	8,009,110.10	3,870,628.00		01/01/25		06/30/25	07/07/25	0.00	0.00	0.00	0.00	0.00	0.00
8	485,121.00	133,921.50		01/01/25		06/30/25	01/08/24	0.00	0.00	233,268.47	233,268.47	0.00	0.00
11	0.00	306,727.73		01/01/25		06/30/25	07/07/25	0.00	0.00	0.00	0.00	0.00	0.00
12	3,462,954.29	(102,558.00)		01/01/25		06/30/25	07/07/25	0.00	0.00	146,901.03	440,896.68	0.00	0.00
15	1,393,204.00	(47,969.52)		01/01/24		06/30/24	07/07/25	0.00	0.00	125,296.47	877,476.86	0.00	0.00
23	2,447,854.55	1,182,033.00		01/01/25		06/30/25	07/07/25	0.00	0.00	0.00	0.00	0.00	0.00
28	2,138,346.88	0.00	-	-	-	-	11/06/25	4,023,856.83	91,997.33	68,226.19	824,689.37	0.00	0.00
35	263,520.00	206,299.22		01/01/25		06/30/25	11/06/25	11,316,402.07	292,120.49	0.00	0.00	0.00	0.00
38	0.00	(41,382.20)		01/01/25		06/30/25	11/07/25	2,306,157.10	108,216.17	67,146.09	1,144,733.18	207,687.03	0.00
46	1,187,067.00	(290,826.00)		01/01/25		06/30/25	07/07/25	0.00	0.00	0.00	0.00	0.00	0.00
47	376,341.50	0.00	-	-	-	-	09/06/23	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	308,284.92		01/01/24		09/30/24	11/07/25	2,494,872.96	221,472.20	29,470.27	719,078.42	0.00	0.00
60	0.00	293,814.81		01/01/25		06/30/25	07/07/25	0.00	0.00	36,135.21	108,457.34	0.00	0.00
Totals	19,763,519.32	5,818,973.46						20,141,288.96	713,806.19	706,443.74	4,348,600.32	207,687.03	0.00

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 28

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/26	0	0.00	0	0.00	0	0.00	2	33,491,426.47	2	19,727,067.53	0		0.00	0	0.00	0	0.00	4.246840%	3.983574%	(9)
12/12/25	0	0.00	0	0.00	0	0.00	2	33,560,833.35	2	19,740,379.07	0		0.00	0	0.00	0	0.00	4.247025%	3.983762%	(8)
11/13/25	0	0.00	0	0.00	0	0.00	2	33,634,274.39	2	19,754,379.64	0		0.00	0	0.00	0	0.00	4.247225%	3.983964%	(7)
10/10/25	0	0.00	0	0.00	0	0.00	2	18,754,618.61	1	13,371,915.70	0		0.00	0	0.00	0	0.00	4.247408%	3.984149%	(6)
09/12/25	0	0.00	0	0.00	0	0.00	1	12,382,166.70	1	13,371,915.70	0		0.00	0	0.00	0	0.00	4.246718%	3.987609%	(5)
08/12/25	0	0.00	0	0.00	0	0.00	1	12,403,479.59	1	13,371,915.70	0		0.00	0	0.00	0	0.00	4.246895%	3.987794%	(4)
07/11/25	0	0.00	0	0.00	0	0.00	2	25,796,611.72	0	0.00	0		0.00	0	0.00	0	0.00	4.300772%	4.101117%	(3)
06/12/25	0	0.00	0	0.00	0	0.00	2	25,819,549.51	0	0.00	0		0.00	0	0.00	0	0.00	4.301786%	4.104578%	(2)
05/12/25	0	0.00	1	24,156,956.26	0	0.00	2	25,840,566.09	0	0.00	0		0.00	0	0.00	0	0.00	4.297012%	4.153079%	0
04/11/25	2	37,921,121.09	0	0.00	0	0.00	2	25,863,311.33	0	0.00	0		0.00	0	0.00	0	0.00	4.278297%	4.166395%	1
03/12/25	0	0.00	0	0.00	2	25,884,129.84	2	25,884,129.84	0	0.00	0		0.00	0	0.00	5	59,967,082.18	4.213192%	4.159620%	2
02/12/25	0	0.00	0	0.00	3	34,582,502.92	2	25,941,839.01	0	0.00	0		0.00	0	0.00	2	54,123,066.45	4.261608%	4.214303%	3
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 17 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing		Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer		Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date		Code²	Date	Date	REO Date
8	302691115	12/06/25	0	5	233,268.47	233,268.47	0.00	26,392,751.55	06/29/20		13
12	304171012	10/06/25	2	5	146,901.03	440,896.68	4,445.15	23,913,434.21	03/27/25		13
15	304171015	06/06/25	6	5	125,296.47	877,476.86	11,394.00	21,536,806.15	04/16/25		13		09/25/25
28	304171028	02/06/25	10	5	68,226.19	824,689.37	339,673.78	13,788,304.95	03/24/25		98
35	304171035	01/06/24	23	5	0.00	0.00	184,656.83	13,753,384.71	10/25/23		7			04/21/25
38	406100289	09/06/24	15	5	67,146.09	1,144,733.18	385,440.43	12,644,199.48	07/15/22		98		04/08/24
47	406100283	11/06/20	61	5	0.00	0.00	0.00	10,140,101.34	12/20/19		3	08/18/23
57	304171057	02/05/25	10	5	29,470.27	719,078.42	416,624.17	7,344,995.97	07/22/20		2
60	302691117	10/06/25	2	5	36,135.21	108,457.34	6,852.95	6,395,677.76	02/05/25		7			10/07/25
Totals					706,443.74	4,348,600.32	1,349,087.31	135,909,656.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6	- DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7	- REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved			12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer			13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 18 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		199,308,213	66,907,290	79,182,429		53,218,494
0 - 6 Months		21,900,000	21,900,000		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	221,208,213	115,200,042	0	23,765,547	62,515,557	19,727,068
Dec-25	221,387,922	78,630,883	36,569,159	23,813,988	62,633,513	19,740,379
Nov-25	221,577,494	88,131,114	0	23,865,405	89,826,596	19,754,380
Oct-25	221,755,785	31,400,231	0	0	170,587,960	19,767,593
Sep-25	226,156,521	94,540,698	0	0	118,243,908	13,371,916
Aug-25	226,344,072	28,322,701	0	0	184,649,456	13,371,916
Jul-25	297,749,243	28,335,771	0	0	256,041,556	13,371,916
Jun-25	301,904,737	69,829,558	0	0	218,703,263	13,371,916
May-25	422,863,426	276,543,871	0	24,156,956	96,322,033	25,840,566
Apr-25	503,298,021	318,473,663	37,921,121	0	121,039,925	25,863,311
Mar-25	681,632,015	600,147,208	0	0	55,600,678	25,884,130
Feb-25	799,146,599	724,725,734	0	0	61,882,435	12,538,430
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303750007	30,338,130.97	30,338,130.97	100,000,000.00	06/13/25	2,859,323.90	1.07140	06/30/25	11/05/24	233
8	302691115	26,392,751.55	26,392,751.55	30,000,000.00	11/01/25	3,042.50	0.00560	06/30/25	04/06/25	230
11	304171011	27,068,927.81	27,068,927.81	16,700,000.00	05/13/25	154,984.73	0.38170	06/30/25	04/05/25	233
12	304171012	23,765,547.15	23,913,434.21	20,260,000.00	07/15/25	(279,871.00)	(0.31710)	06/30/25	06/06/25	233
15	304171015	21,199,143.44	21,536,806.15	18,100,000.00	06/12/25	(177,509.52)	(0.23580)	06/30/24	04/06/25	233
23	304171023	21,900,000.00	21,900,000.00	36,200,000.00	03/31/15	1,080,544.50	1.48730	06/30/25	07/06/26	I/O
28	304171028	13,388,741.94	13,788,304.95	11,200,000.00	05/19/25	1,968,557.88	1.99720	12/31/24	05/06/25	231
35	304171035	13,371,915.70	13,753,384.71	3,800,000.00	10/14/25	206,299.22	0.92140	06/30/25	04/06/25	233
38	406100289	12,292,283.03	12,644,199.48	12,650,000.00	10/03/25	1,297,773.00	1.31000	07/31/14	04/06/25	233
46	406100270	9,500,231.32	9,500,231.32	17,000,000.00	08/18/25	(329,806.50)	(1.01830)	06/30/25	01/06/25	227
47	406100283	8,640,663.91	10,140,101.34	19,200,000.00	07/01/23	284,456.50	0.70920	12/31/21	03/06/25	169
57	304171057	6,994,724.71	7,344,995.97	5,870,000.00	11/05/25	293,210.67	0.83800	09/30/24	03/05/25	233
60	302691117	6,355,151.83	6,395,677.76	5,510,000.00	07/18/25	245,358.81	1.13020	06/30/25	06/06/25	233
Totals		221,208,213.36	224,716,946.22	296,490,000.00		7,606,364.69

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	303750007	OF	NY	04/10/24	1
	Loan transferred to Special Servicing in 4/2024 due to imminent monetary default. The Loan matured on 11/5/2024 and on 12/16/2024, Borrower and Lender parties executed a Forbearance Agreement. The Loan will remain in Special Servicing
	during the Forbearan ce Period. Loan has performed under the agreement thus far. Special Servicer continues to monitor the Loan's performance under the Agreement. Updates regarding a resolution at conclusion of the Forbearance Period will
	be provided as they become available.

8	302691115	LO	OR	06/29/20	13
	Special Servicer comments were not provided, as this is no longer an active loan.

11	304171011	OF	CT	03/19/25	13
	Loan transferred to Special Servicing due to the upcoming maturity date. Pre-negotiation letter has been executed by Borrower. Special Servicer is seeking approval of Borrower's proposal.

12	304171012	OF	WA	03/27/25	13
	The Loan transferred to Special Servicing on 3/27/2025 due to imminent monetary default related to the Loan's 6/6/2025 maturity date. Special Servicer has received approval to initiate the foreclosure process. A receiver has been appointed
	and has taken control over daily operations at the Property.

15	304171015	OF	WI	04/16/25	13
	Loan transferred to Special Servicing on 4/16/2025 due to the Borrower's failure to pay off the Loan at the 4/6/2025 Maturity Date. Pre-Negotiation Letter and Hello Letter sent 4/28/2025. Borrower executed Pre-Negotiation Letter and initial
	discussions ha ve taken place. Borrower made initial request for an extension but has not provided proposal of terms thus far. Special Servicer has followed up Borrower's proposal multiple times but has not received one to date. Special Servicer
	filed for foreclosure an d Receivership on 9/26/2025. Receivership order was entered into 10/28/2025. Special Servicer and Receiver are currently working to stabilize Property operations.

23	304171023	OF	TX	04/04/25	13
	The Loan transferred to Special Servicing In April 4,2025. The loan matures on July 6th, 2026. PNL has been executed. The Borrower is working with the single-tenant lease holder for an extension and/or option to purchase the property. Lender
	is monitoring performance.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	304171028	OF	AZ	03/24/25	98
	The Loan transferred to Special Servicing on 03/24/2025 due to imminent monetary default related to the Loan's 5/6/2025 maturity date.					Special Servicer is reaching out to the Borrower. Borrower has executed the PNL and has submitted
	requested DD. Receiv er appointed and Special Servicer is evaluation disposition strategy, including possible sale via Receiver.

35	304171035	OF	WI	10/25/23	7
	Loan transferred to SS due to Imminent Monetary default. Borrower executed a PNL. A receiver was appointed in September 2024 and took over operations at the property. Special Servicer is monitoring property operations. A Sheriff sale was
	held in April 20 25 and court confirmation of the sale in July 2025, recorded deed received 7/15/2025. Assessing disposition strategy, timing, and brokerage teams. Expect to take to market early 2026.

38	406100289	RT	NJ	07/15/22	98
	Loan transferred to special servicing due to imminent monetary default as a result of Stop & Shop's failure to renew it's lease, which expired 9/30/2022. The loan subsequently went into payment default beginning with the 5/6/2023 debt service
	payment. A r eceiver was appointed to the property on 4/23/2024. On 8/27/2025, lender filed a motion to permit a sale of the property, which has been approved by the court, however, further discussions remain ongoing with respect to terms of
	the sale.

46	406100270	OF	CA	09/23/24	1
	The Loan transferred to Special Servicing on 9/23/2024 due to imminent default in advance of its 1/6/2025 maturity date. Borrower has requested an extension. A Forbearance Agreement was executed on 12/31/2024 that provided for a
	forbearance period from 1 /6/2025 to 1/6/2026. As of 12/30/2025, Special Servicer is reviewing Borrower's request to extend the Forbearance Agreement through 1/6/2027.

47	406100283	LO	OH	12/20/19	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

57	304171057	RT	IL	07/22/20	2
	The Borrower did not pay off the Loan at maturity and is currently in default. The Special Servicer has engaged counsel and is pursuing its rights and remedies under the loan documents. A foreclosure complaint was filed on August 15, 2025, and
	a receivers hip order was entered on September 11, 2025. The Property is currently in receivership with positive leasing momentum. The Special Servicer continues to evaluate foreclosure and/or a receivership sale.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
60	302691117	OF	TX	02/05/25	7
The Loan transferred to Special Servicing on 2/5/2025. Loan matured on 6/6/2025. Property became REO via 10/7/2025 foreclosure sale. Special Servicer is currently assessing lease up strategies and addressing capital needs. Special Servicer is analyzing di sposition strategy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification		Modification
						Modification	Modification Booking	Closing		Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date		Date
7	303750007	0.00	4.69480%	0.00	4.69480%	10	12/16/24	11/05/24	-	-
8	302691115	0.00	4.03500%	0.00	4.03500%	8	12/05/22	12/14/22	-	-
8	302691115	0.00	4.03500%	0.00	4.03500%	8	02/14/25	12/14/22	-	-
11	304171011	0.00	4.26000%	0.00	1.00000%	8	08/05/19	08/05/19		07/05/19
11	304171011	0.00	1.00000%	0.00	1.00000%	8	07/25/19	08/05/19		07/05/19
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/07/21	04/01/20		05/06/21
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/01/21	04/01/20		05/06/21
46	406100270	0.00	4.55700%	0.00	4.55700%	10	12/31/24	12/31/24	-	-
51	406100281	8,399,370.77	4.45000%	8,399,370.77	4.45000%	10	12/28/20	05/06/20		01/21/21
51	406100281	0.00	4.45000%	0.00	4.45000%	10	12/28/21	05/06/20		01/21/21
57	304171057	0.00	4.36000%	0.00	4.36000%	10	10/25/21	10/25/21	-	-
Totals		8,399,370.77		8,399,370.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	406100311	12/11/20	108,974,889.40	166,250,000.00	110,619,191.10	1,644,301.76	110,619,191.10	108,974,889.34	0.00	0.00	18.20	(18.20)	0.00%
4	302691111	04/12/22	48,875,000.00	68,100,000.00	52,728,346.14	3,616,508.96	52,728,346.14	49,111,837.18	0.00	0.00	0.00	0.00	0.00%
6	304171006	05/12/22	28,600,433.33	20,800,000.00	30,515,104.75	4,013,365.38	30,515,104.75	26,501,739.37	2,098,693.96	0.00	1,523,743.95	574,950.01	1.66%
25	304171025	02/12/25	17,237,683.38	20,800,000.00	17,437,989.32	216,386.28	17,437,989.32	17,221,603.04	16,080.34	0.00	(24,319.27)	40,399.61	0.19%
55	304171055	12/12/19	7,739,383.81	11,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
71	304171071	12/11/20	4,418,879.89	6,900,000.00	4,189,840.85	207,525.85	4,189,840.85	3,982,315.00	436,564.89	0.00	15,510.00	421,054.89	8.42%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			215,846,269.81	294,250,000.00	215,490,472.16	9,698,088.23	215,490,472.16	205,792,383.93	2,551,339.19	0.00	1,514,952.88	1,036,386.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/12/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	406100311	10/13/22	0.00	0.00	(18.20)	0.00	0.00	(18.20)	0.00	0.00	(18.20)
		12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	302691111	04/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	304171006	09/12/23	0.00	0.00	574,950.01	0.00	0.00	(9,901.22)	0.00	0.00	574,950.01
		03/10/23	0.00	0.00	584,851.23	0.00	0.00	(47,551.10)	0.00	0.00
		10/13/22	0.00	0.00	632,402.33	0.00	0.00	(674,291.63)	0.00	0.00
		08/12/22	0.00	0.00	1,306,693.96	0.00	0.00	(792,000.00)	0.00	0.00
		05/12/22	0.00	0.00	2,098,693.96	0.00	0.00	2,098,693.96	0.00	0.00
25	304171025	10/10/25	0.00	0.00	40,399.61	0.00	0.00	9,496.95	0.00	0.00	40,399.61
		06/12/25	0.00	0.00	30,902.66	0.00	0.00	6,322.32	0.00	0.00
		05/12/25	0.00	0.00	24,580.34	0.00	0.00	8,500.00	0.00	0.00
		02/12/25	0.00	0.00	16,080.34	0.00	0.00	16,080.34	0.00	0.00
55	304171055	12/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	304171071	03/10/23	0.00	0.00	421,054.89	0.00	0.00	(15,510.00)	0.00	0.00	421,054.89
		12/11/20	0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,036,386.31	0.00	0.00	1,036,386.31	0.00	0.00	1,036,386.31

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	(6,320.44)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	183.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,827.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29,369.79
12	0.00	0.00	5,126.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,573.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,714.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,890.04	0.00	0.00	13,816.64	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	2,878.68	0.00	0.00	0.00	0.00	47,647.85	0.00	0.00	0.00	0.00
38	0.00	0.00	2,650.93	0.00	0.00	10,475.40	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37,279.70	0.00	0.00	0.00	0.00
47	0.00	0.00	1,860.14	0.00	0.00	0.00	0.00	36,458.80	22,431.59	0.00	0.00	0.00
57	0.00	0.00	1,508.51	0.00	0.00	9,356.12	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	1,370.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,264.64	0.00	0.00	33,648.16	0.00	121,386.35	22,431.59	0.00	0.00	29,369.79
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		234,100.53

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28